Offerings	Jul. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,310.00
Offering Note	Shares are offered at net asset value, which will vary. The proposed maximum offering price per unit is calculated based on the net asset value per share of Registrant’s shares as of July 14, 2025.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest
Amount Registered | shares	16,000,000
Maximum Aggregate Offering Price	$ 160,000,000.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-283469
Carry Forward Initial Effective Date	Nov. 27, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 24,740.96
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement includes $503,825,345.50 in aggregate principal offering price of unsold common shares of beneficial interest (the “Unsold Shares”) that were previously registered for sale under the Registrant’s prior Registration Statements on Form N-2 (File No. 333-283469) effective on November 27, 2024, (File No. 333-279816) effective on May 30, 2024, and (File No. 333-275487) effective on November 14, 2023 (collectively, the “Prior Registration Statements”). The Registrant previously paid filing fees in the aggregate of $85,392.32 relating to the Unsold Shares. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Shares will continue to be applied to such Unsold Shares. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Shares under the Prior Registration Statements will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest
Amount Registered | shares	16,100,000
Maximum Aggregate Offering Price	$ 161,000,000.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-279816
Carry Forward Initial Effective Date	May 30, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 23,787.36
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement includes $503,825,345.50 in aggregate principal offering price of unsold common shares of beneficial interest (the “Unsold Shares”) that were previously registered for sale under the Registrant’s prior Registration Statements on Form N-2 (File No. 333-283469) effective on November 27, 2024, (File No. 333-279816) effective on May 30, 2024, and (File No. 333-275487) effective on November 14, 2023 (collectively, the “Prior Registration Statements”). The Registrant previously paid filing fees in the aggregate of $85,392.32 relating to the Unsold Shares. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Shares will continue to be applied to such Unsold Shares. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Shares under the Prior Registration Statements will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest
Amount Registered | shares	18,282,534
Maximum Aggregate Offering Price	$ 182,825,345.50
Carry Forward Form Type	N-2
Carry Forward File Number	333-275487
Carry Forward Initial Effective Date	Nov. 14, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 36,864.00
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement includes $503,825,345.50 in aggregate principal offering price of unsold common shares of beneficial interest (the “Unsold Shares”) that were previously registered for sale under the Registrant’s prior Registration Statements on Form N-2 (File No. 333-283469) effective on November 27, 2024, (File No. 333-279816) effective on May 30, 2024, and (File No. 333-275487) effective on November 14, 2023 (collectively, the “Prior Registration Statements”). The Registrant previously paid filing fees in the aggregate of $85,392.32 relating to the Unsold Shares. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Shares will continue to be applied to such Unsold Shares. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Shares under the Prior Registration Statements will be deemed terminated as of the date of effectiveness of this registration statement.